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                        Integrity Life Insurance Company
                             515 West Market Street
                              Louisville, KY 40202

May 7, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington DC 20549

RE:       Separate Account I of Integrity Life Insurance Company
          Rule 497(j) Prospectus and Statement of Additional Information Filing Registration No. 33- 56654

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1993, we hereby certify that the form of Prospectuses and Statements of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from that concerned in the Registrant's post-effective amendment number 22 to its Registration Statement on Form N-4, which was filed electronically on April 30, 2004.

Sincerely


/S/ G. Stephen Wastek
G. Stephen Wastek
Assistant General Counsel